Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Wanger International - WSCAX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[1]	Wanger International
Average Annual Return, Percent	[1]	(8.25%)	(0.72%)	3.07%
MSCI EAFE Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[2]	MSCI EAFE Index (Net)
Average Annual Return, Percent	[2]	3.82%	4.73%	5.20%
MSCI EAFE SMID Cap Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[2]	MSCI EAFE SMID Cap Growth Index (Net)
Average Annual Return, Percent	[2]	1.56%	1.61%	4.99%
MSCI ACWI ex USA Small Cap Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI ex USA Small Cap Growth Index (Net)
Average Annual Return, Percent		3.13%	3.71%	5.66%
MSCI ACWI ex USA Small Cap Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI ex USA Small Cap Index (Net)
Average Annual Return, Percent		3.36%	4.30%	5.66%

[1]	The Fund’s performance prior to September 3, 2024 reflects returns achieved pursuant to different principal investment strategies. If the Fund’s current strategies had been in place for the prior periods, results shown would have been different.
[2]	Effective September 3, 2024, the Fund compares its performance to that of the MSCI EAFE SMID Cap Growth Index (Net) and the MSCI EAFE Index (Net) (the New Indices). Prior to this date, the Fund compared its performance to that of the MSCI ACWI ex USA Small Cap Growth Index (Net) and the MSCI ACWI ex USA Small Cap Index (Net) (the Former Indices). The Fund changed its primary and secondary benchmarks in connection with Board-approved changes to its principal investment strategies that became effective September 3, 2024. The Investment Manager believes that the New Indices provide more appropriate comparisons than the Former Indices for investors measuring the Fund’s relative performance. Information on the Former Indices will be shown for a one-year transition period.